Subsequent Events	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Subsequent Events [Abstract]
Subsequent Events	NOTE 7 – SUBSEQUENT EVENTS On October 22, 2021, the Company issued 1,000,000 common shares and 4,700,000 Series A Preferred shares to the CEO for services valued at $144,700.

NOTE 7 – SUBSEQUENT EVENTS

On August 29, 2021, in recognition of the $50,000 cash invested and $50,000 in consulting fees accrued by George Sharp for professional and regulatory fees accrued (since July 1, 2021), the Board issued 300,000 shares of the authorized “blank check” preferred stock to George Sharp with 10,000 votes for each share of prefer.